Long-term investments	12 Months Ended
Dec. 31, 2021
Long-term investments
Long-term investments

7. Long-term investments

The Group’s long-term investments primarily consist of equity investments accounted for using the equity method and equity investments accounted for using the measurement alternative.

Equity investments accounted for using the equity method

Movement of the Group’s equity investments accounted for using equity method were as follow:

	For the year ended December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note 2(e)
At the beginning of the year	39,252	38,472	6,037
Additions	—	14,700	2,307
Share of results of equity investees	(780)	(287)	(45)
At the end of the year	38,472	52,885	8,299

Equity investments using the measurement alternative

As of December 31, 2020 and 2021, the carrying value of equity investments accounted for using the measurement alternative was RMB10.0 million. No investment income was recognized in the Group’s consolidated statements of operations and comprehensive loss, as a result of re-measurement of equity investments using the measurement alternative, for the years ended December 31, 2019, 2020 and 2021.

No impairment charges were recognized for the year ended December 31, 2019, 2020 and 2021.